Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,710	$ 1,514
Other comprehensive (loss) income
Unrealized foreign currency translation (losses) gains, net of hedging activities and income tax (expense) recovery of $(3) million and $15 million, respectively	(402)	1,100
Other, net of income tax expense of $4 million and $21 million, respectively	6	73
Other comprehensive income (loss)	(396)	1,173
Comprehensive income	1,314	2,687
Comprehensive income attributable to:
Non-controlling interests	96	245
Preference equity shareholders	67	64
Common equity shareholders	1,151	2,378
Comprehensive income	$ 1,314	$ 2,687